Income Taxes - Summary of Composition of Income Tax Expense (Detail) - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current period income tax	$ 36,182,909	$ 39,557,635
Deferred income tax	(7,070,405)	(3,900,303)
Income tax expense	29,112,504	35,657,332	[1]
Foreign [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax of foreign discontinued operations	$ 0	$ 0

[1]	Restated for discontinued operations.